Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Timing Practices
The Board of Directors has delegated the authority to the Compensation and Talent Development Committee to oversee the management and control of the operations and administration of our long-term incentive plans, which includes the authority to grant annual and special equity awards to officers and other employees.
The Compensation and Talent Development Committee authorizes stock option and other equity awards as part of annual compensation planning that is typically completed in December, with awards granted to eligible employees on the first NYSE trading day of January. Additionally, special equity awards may be granted at other times in connection with new hires or promotions or to reward extraordinary performance or promote retention. These special equity awards may be granted on the first NYSE trading day of a calendar quarter, on the date of hire or promotion, or on such other date determined by the Compensation and Talent Development Committee.
We do not time grants of equity awards based on the release of material nonpublic information, nor do we time the release of material nonpublic information based on equity award grant dates, vesting events or sale events. For all stock option awards, the exercise price is the grant date closing price of our common stock on the NYSE. If the grant date falls on a non-trading
day, the exercise price is the closing price of our common stock on the NYSE on the last trading day preceding the grant date.
None of our named executive officers received special equity awards in 2025. During 2025, we did not grant equity awards to our named executive officers during the four business days prior to or the one business day following the filing of our periodic reports on Form
10-Q
or Form
10-K
or the filing or furnishing of a current report on Form
8-K
that discloses material nonpublic information. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation in 2025.

Award Timing Method
The Board of Directors has delegated the authority to the Compensation and Talent Development Committee to oversee the management and control of the operations and administration of our long-term incentive plans, which includes the authority to grant annual and special equity awards to officers and other employees.
The Compensation and Talent Development Committee authorizes stock option and other equity awards as part of annual compensation planning that is typically completed in December, with awards granted to eligible employees on the first NYSE trading day of January. Additionally, special equity awards may be granted at other times in connection with new hires or promotions or to reward extraordinary performance or promote retention. These special equity awards may be granted on the first NYSE trading day of a calendar quarter, on the date of hire or promotion, or on such other date determined by the Compensation and Talent Development Committee.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time grants of equity awards based on the release of material nonpublic information, nor do we time the release of material nonpublic information based on equity award grant dates, vesting events or sale events.
MNPI Disclosure Timed for Compensation Value	false